UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Al Frank Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

85 Argonaut, Suite 220               Alisa Viejo,            CA           92656
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Buckingham            Chief Investment Officer               (949) 499-3215
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/ John Buckingham
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Laguna Beach CA May 15, 2012
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 135

Form 13F Information Table Value Total: $564,111 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

AL FRANK ASSET MANAGEMENT QUARTER END 12/31/11

                                                     FORM 13F INFORMATION TABLE
                                                       VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS      SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- -------- -------- -------
Apple Computer                 COMMON     037833100     3,317      5,532 SH       Sole                   3,980             1,552
Abbott Laboratories            COMMON     002824100     6,037     98,496 SH       Sole                  68,493            30,003
Aceto Corp                     COMMON     004446100     3,892    410,155 SH       Sole                 240,952           169,203
Archer-Daniels-Midland         COMMON     039483102     6,412    202,518 SH       Sole                 141,526            60,992
Aetna                          COMMON     00817Y108     5,321    106,076 SH       Sole                  71,856            34,220
Ameriprise Financial           COMMON     03076C106     6,119    107,100 SH       Sole                  73,881            33,219
American Software              COMMON     029683109     3,742    436,077 SH       Sole                 308,042           128,035
Anworth Mortgage Asset Corp    COMMON     037347101       884    134,398 SH       Sole                 118,012            16,386
Alpha & Omega Semiconductor
   Inc.                        COMMON     g6331p104       686     71,360 SH       Sole                  70,085             1,275
Apache                         COMMON     037411105     4,769     47,485 SH       Sole                  33,242            14,243
Activision Blizzard            COMMON     00507V109     4,478    349,280 SH       Sole                 240,172           109,108
Yamana Gold                    COMMON     98462Y100     5,193    332,485 SH       Sole                 230,936           101,549
Baxter International           COMMON     071813109     5,966     99,797 SH       Sole                  68,936            30,860
Black Box Corp                 COMMON     091826107       421     16,498 SH       Sole                  11,698             4,800
BB&T Corporation               COMMON     054937107     4,728    150,618 SH       Sole                 104,305            46,313
Best Buy                       COMMON     086516101       441     18,613 SH       Sole                  12,463             6,150
Briggs & Stratton              COMMON     109043109     5,324    296,940 SH       Sole                 198,275            98,665
Direxion Daily Large Cap
   Bull 3X Shares              ETF        25459W862       506      5,874 SH       Sole                   5,874                 -
Benchmark Electronics          COMMON     08160h101     4,632    280,916 SH       Sole                 194,044            86,872
Baker Hughes                   COMMON     057224107     2,294     54,700 SH       Sole                  33,389            21,311
BHP Billiton                   COMMON     088606108     2,201     30,406 SH       Sole                  25,240             5,166
Bank of NY Mellon Corp.        COMMON     064058100     4,335    179,664 SH       Sole                 119,055            60,609
BioMed Realty                  COMMON     09063H107     3,454    181,960 SH       Sole                 131,496            50,464
Vanguard Total Bond Market     ETF        921937835    13,569    162,938 SH       Sole                 101,296            61,642
Brocade Communications
   Systems                     COMMON     111621306     3,266    567,985 SH       Sole                 350,826           217,159
Bristow Group Inc              COMMON     110394103     5,735    120,163 SH       Sole                  83,802            36,361
Caterpillar                    COMMON     149123101       767      7,201 SH       Sole                   5,022             2,179
Celanese Corp                  COMMON     150870103     5,261    113,923 SH       Sole                  77,032            36,891
Chesapeake Energy              COMMON     165167107     4,424    190,926 SH       Sole                 130,977            59,949
Comcast Corp CL A              COMMON     20030N101     6,125    204,098 SH       Sole                 135,489            68,609
Covidien PLC                   COMMON     G2554F113     5,177     94,684 SH       Sole                  65,794            28,890
Compuware                      COMMON     205638109     1,062    115,590 SH       Sole                  98,690            16,900
Credit Suisse Group            COMMON     225401108     5,187    181,924 SH       Sole                 123,574            58,350
Cisco Systems                  COMMON     17275R102     7,159    338,477 SH       Sole                 227,608           110,869
Cooper Tire                    COMMON     216831107     6,350    417,240 SH       Sole                 294,106           123,134
DuPont                         COMMON     263534109     3,077     58,172 SH       Sole                  40,915            17,257
DDi Corp.                      COMMON     233162502     1,425    116,807 SH       Sole                  81,763            35,044
Diodes                         COMMON     254543101       703     30,323 SH       Sole                  12,146            18,177
Disney, Walt                   COMMON     254687106     6,554    149,708 SH       Sole                 105,517            44,191
Delta Apparel                  COMMON     247368103       657     40,000 SH       Sole                  40,000                 -
Diamond Offshore               COMMON     25271c102     4,228     63,341 SH       Sole                  42,193            21,148
Direxion Daily Real Estate
   Bull 3x                     ETF        25459w755       223      3,253 SH       Sole                   3,253                 -
DTE Energy Co.                 COMMON     233331107     7,171    130,314 SH       Sole                  88,572            41,742
Direxion Daily Devel Mkts
   Bull 3X Shares              ETF        25459W789       635     15,915 SH       Sole                  15,915                 -
ENI SPA ADR                    COMMON     26874r108     2,314     49,425 SH       Sole                  37,916            11,509
SPDR Emerging Markets Local
    Bond                       ETF        78464a391     3,991    126,685 SH       Sole                  71,135            55,550
Direxion Daily Emerg Mkts Bull
   Shares                      ETF        25459y686       576      5,524 SH       Sole                   5,524                 -
Market Vectors Emerging
   Markets Local Currency
   Bond                        ETF        57060u522     4,531    172,429 SH       Sole                 107,710            64,719
Ericsson                       COMMON     294821608     4,410    427,693 SH       Sole                 263,986           163,706
Eaton                          COMMON     278058102     6,769    135,840 SH       Sole                  95,470            40,370
iShares MSCI Singapore Index
   Fund                        ETF        464286673     1,866    144,777 SH       Sole                 103,520            41,257
Exelon                         COMMON     30161N101       956     24,384 SH       Sole                  15,706             8,678
Freeport McMoran Copper
   & Gold                      COMMON     35671D857     5,501    144,613 SH       Sole                  94,703            49,910
Foot Locker                    COMMON     344849104       626     20,170 SH       Sole                  16,272             3,898
General Dynamics               COMMON     369550108     5,035     68,622 SH       Sole                  47,042            21,580
Corning                        COMMON     219350105     1,083     76,932 SH       Sole                  50,738            26,194
Goldman Sachs Group            COMMON     38141G104     2,623     21,093 SH       Sole                  11,923             9,169
Hasbro                         COMMON     418056107     6,279    171,009 SH       Sole                 116,220            54,789
Hudson City Bancorp            COMMON     443683107     3,473    474,475 SH       Sole                 267,194           207,281
Home Depot                     COMMON     437076102     7,101    141,155 SH       Sole                  96,445            44,709
Hewlett-Packard                COMMON     428236103       886     37,175 SH       Sole                  28,009             9,166
Heartland Payment Systems      COMMON     42235N108     2,939    101,897 SH       Sole                  63,831            38,066
iShares IBOXX $ High Yield
   Corp Bond Fund              ETF        464288513     1,868     20,594 SH       Sole                  20,594                 -
iShares Trust Comex Gold ETF   ETF        464285105     1,099     67,518 SH       Sole                  67,518                 -
Int'l Business Machines        COMMON     459200101     6,390     30,627 SH       Sole                  22,258             8,369
Ingram Micro                   COMMON     457153104     4,438    239,143 SH       Sole                 162,029            77,114
Intel                          COMMON     458140100     7,306    259,803 SH       Sole                 174,971            84,832
Barclays Capital High Yield
   Bond                        ETF        78464a417    21,470    545,327 SH       Sole                 327,691           217,636
JP Morgan Chase                COMMON     46625H100     6,891    149,870 SH       Sole                 102,935            46,935
Kraft Foods CL A               COMMON     50075N104     3,688     97,036 SH       Sole                  68,936            28,100
L-3 Communications Holdings    COMMON     502424104     4,820     68,104 SH       Sole                  45,523            22,581
Lockheed Martin                COMMON     539830109     6,219     69,202 SH       Sole                  46,115            23,087
Manpower Inc.                  COMMON     56418H100     6,229    131,495 SH       Sole                  90,938            40,557
Microchip Tech                 COMMON     595017104     3,201     86,047 SH       Sole                  62,268            23,779
McKesson                       COMMON     58155Q103     5,996     68,311 SH       Sole                  47,564            20,748
MDC Holdings                   COMMON     552676108     6,504    252,189 SH       Sole                 176,906            75,283
3M Corp.                       COMMON     88579Y101     1,838     20,602 SH       Sole                  12,124             8,478
Marathon Petroleum             COMMON     56585A102     4,988    115,048 SH       Sole                  78,162            36,887
Merck & Co.                    COMMON     58933Y105     1,028     26,775 SH       Sole                  17,902             8,873
Marathon Oil                   COMMON     565849106     5,083    160,347 SH       Sole                 114,211            46,136
Microsoft                      COMMON     594918104     7,144    221,455 SH       Sole                 158,661            62,794
Direxion Daily Mid Cap Bull
   3X Shares                   ETF        25459W730       209      5,065 SH       Sole                   5,065                 -
Newmont Mining Corp
   Holding Co.                 COMMON     651639106       694     13,527 SH       Sole                   9,290             4,237
Navios Maritime Holdings Inc.  COMMON     Y62196103     5,383  1,281,629 SH       Sole                 883,438           398,191
Norfolk Southern               COMMON     655844108     6,421     97,546 SH       Sole                  67,173            30,373
Nippon Telegraph and
   Telephone                   COMMON     654624105     5,567    246,104 SH       Sole                 163,892            82,212
Nucor                          COMMON     670346105     1,784     41,537 SH       Sole                  26,422            15,115
Novartis                       COMMON     66987V109     4,852     87,556 SH       Sole                  62,159            25,397
Nexen                          COMMON     65334H102     5,482    298,733 SH       Sole                 206,207            92,526
New York Community             COMMON     649445103     1,327     95,372 SH       Sole                  62,514            32,858
OM Group                       COMMON     670872100       943     34,284 SH       Sole                  27,409             6,875
Petroleo Brasileiro SA         COMMON     71654V408     2,247     84,611 SH       Sole                  58,870            25,741
Pepsico                        COMMON     713448108     1,450     21,851 SH       Sole                  16,209             5,642
Protective Life                COMMON     743674103     7,781    262,683 SH       Sole                 182,239            80,444
Palomar Med Tech               COMMON     697529303     4,162    445,562 SH       Sole                 305,079           140,483
Prudential                     COMMON     744320102     5,653     89,185 SH       Sole                  60,237            28,948
Portugal Telecom Spons ADR     COMMON     737273102     1,905    352,064 SH       Sole                 281,471            70,593
Royal Caribbean Cruises        COMMON     v7780t103     5,226    177,569 SH       Sole                 116,237            61,332
Radio Shack                    COMMON     750438103       910    146,347 SH       Sole                  91,766            54,581
Raytheon Co.                   COMMON     755111507     2,086     39,524 SH       Sole                  33,114             6,410
Ship Finance Int'l             COMMON     G81075106     3,187    208,297 SH       Sole                 143,916            64,381
Smith Midland Corp.            COMMON     832156103       434    289,000 SH       Sole                 287,000             2,000
Synovus Fin'l                  COMMON     87161C105        52     25,500 SH       Sole                  25,500                 -
Staples                        COMMON     855030102     5,214    322,025 SH       Sole                 218,606           103,419
Stage Stores                   COMMON     85254c305     5,346    329,190 SH       Sole                 216,907           112,284
STMicroelectronics N.V.        COMMON     861012102     4,509    550,594 SH       Sole                 346,300           204,294
Seagate Tech                   COMMON     g7945m107     5,896    218,705 SH       Sole                 150,315            68,390
Symantec                       COMMON     871503108       332     17,768 SH       Sole                   8,895             8,873
TCF Financial                  COMMON     872275102     3,519    295,972 SH       Sole                 218,974            76,998
iShares Barclays Tip           ETF        464287176     1,148      9,759 SH       Sole                   9,759                 -
Thermo Fisher Scientific       COMMON     883556102     4,906     87,012 SH       Sole                  59,894            27,118
Direxion Daily Small Cap
   Bull 3X Shares              ETF        25459W847       221      3,534 SH       Sole                   3,434               100
Tsakos Energy                  COMMON     G9108L108     2,813    324,053 SH       Sole                 207,882           116,171
Total SA ADR                   COMMON     89151e109     2,310     45,190 SH       Sole                  36,250             8,940
Tutor Perini Corp              COMMON     901109108     3,977    255,241 SH       Sole                 181,824            73,417
The Travelers Companies        COMMON     89417e109     1,488     25,132 SH       Sole                  12,683            12,449
Tyson Foods                    COMMON     902494103     5,407    282,352 SH       Sole                 190,897            91,455
UnitedHealth Group, Inc        COMMON     91324p102     3,797     64,418 SH       Sole                  44,695            19,723
United Online                  COMMON     911268100     4,407    901,258 SH       Sole                 626,121           275,137
U R S                          COMMON     903236107     4,844    113,924 SH       Sole                  77,288            36,636
Vanguard Intermediate Term
   Corporate Bond              ETF        92206c870    20,626    246,285 SH       Sole                 143,631           102,654
Vanguard Long-Term
   Corporate Bond              ETF        92206c813    17,464    205,507 SH       Sole                 124,768            80,739
Vanguard Short-Term
   Corporate Bond              ETF        92206c409     4,317     54,616 SH       Sole                  32,945            21,671
Verizon Communications         COMMON     92343V104     5,905    154,462 SH       Sole                 105,678            48,783
Walgreen                       COMMON     931422109     5,068    151,315 SH       Sole                 101,864            49,451
Western Digital                COMMON     958102105     1,301     31,430 SH       Sole                  19,336            12,094
Wells Fargo & Co.              COMMON     949746101     1,232     36,085 SH       Sole                  35,245               840
Weatherford Intl               COMMON     H27013103     4,189    277,571 SH       Sole                 191,937            85,634
Whirpool                       COMMON     963320106     7,151     93,040 SH       Sole                  61,869            31,171
Waste Management               COMMON     94106L109     5,825    166,618 SH       Sole                 115,680            50,938
Wal-Mart Stores                COMMON     931142103     5,290     86,438 SH       Sole                  59,574            26,865
Wayside Technology Group       COMMON     946760105       206     14,507 SH       Sole                   4,450            10,057
World Wrestling Ent            COMMON     98156Q108       549     61,941 SH       Sole                  33,477            28,464
Select Sector SPDR Energy      ETF        81369y506     4,559     63,546 SH       Sole                  23,632            39,914
Exxon Mobil                    COMMON     30231G102     5,986     69,023 SH       Sole                  50,283            18,740
Xyratex                        COMMON     G98268108     5,486    344,823 SH       Sole                 223,207           121,616


